Offerings - Offering: 1	Sep. 16, 2025 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 23,990,142.94
Amount of Registration Fee	$ 3,672.89
Offering Note

(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $3,672.89 was paid in connection with the filing of the Schedule TO-I by Peachtree Alternative Strategies Fund (File No. 005-89754) on April 16, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.